NEOS ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Investments		Number of Shares					Value
EXCHANGE TRADED FUNDS — 99.5% (a)
iShares Core U.S. Aggregate Bond ETF		21,852					$2,115,274
Vanguard Total Bond Market ETF		29,529					2,118,706
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,310,327)							4,233,980

PURCHASED OPTIONS — 0.0% (b)(c)		Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
CBOE S&P 500 Index		3	$4,000.00	9/14/2023	$1,352,298		315
CBOE S&P 500 Index		3	$4,025.00	9/14/2023	1,352,298		330
CBOE S&P 500 Index		3	$4,100.00	9/14/2023	1,352,298		397
TOTAL PURCHASED OPTIONS
(Cost $1,074)							1,042

SHORT-TERM INVESTMENTS — 0.6% (c)(e)		Number of Shares
Money Market Funds (c)(e)
First American Treasury Obligations Fund, Class X, 5.261%		18,043					18,043
Northern U.S. Government Select Money Market Fund, 5.040%		6,706					6,706
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,749)							24,749

TOTAL INVESTMENTS — 100.1%
(Cost $4,336,150)							4,259,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%							(2,831)
NET ASSETS — 100.0%							$4,256,940

(a)
Fair value of each security within this investment classification exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05%.
(c)
All or a portion of these securities has been segregated as collateral for written option contracts. As of August 31, 2023, the aggregate fair market value of those assets was $25,791, representing 0.6% of net assets.

(d)					Each contract equals 100 shares.
(e)	7-day net yield.
ETF	- Exchange Traded Fund

A list of the exchange traded option contracts held by the Fund at August 31, 2023, is as follows:
WRITTEN OPTIONS		Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index		(3)	$4,190.00	9/14/2023	$(507)	$(1,352,298)	$(525)
CBOE S&P 500 Index		(3)	$4,240.00	9/14/2023	(642)	(1,352,298)	(653)
CBOE S&P 500 Index		(3)	$4,290.00	9/14/2023	(867)	(1,352,298)	(885)
TOTAL WRITTEN OPTIONS					$(2,016)	$(4,056,894)	$(2,063)

NEOS ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Notes to Schedule of Investments
August 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

NEOS Enhanced Income Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$4,233,980	$-	$-	$4,233,980
Purchased Put Options*	-	1,042	-	1,042
Money Market Funds	24,749	-	-	24,749
Total Investments	$4,258,729	$1,042	$-	$4,259,771
Other Financial Instruments
Liabilities
Written Put Options*	$-	$(2,063)	$-	$(2,063)
Total Other Financial Instruments	$-	$(2,063)	$-	$(2,063)

* The table above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.